Balances under contracts with customers and other - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) year	Dec. 31, 2023 EUR (€) year	Dec. 31, 2022 EUR (€)
Balances under contracts with customers and other IFRS15 disclosures [Line Items]
Revenue from contracts with customers | €	€ 9,024.0	€ 8,339.0	€ 7,385.0
Percentage of revenue from contracts with customers over total revenue	98.70%	97.90%	97.80%
Construction division [Member]
Balances under contracts with customers and other IFRS15 disclosures [Line Items]
Revenue from contracts with customers | €	€ 7,091.0	€ 6,909.0	€ 6,287.0
Number of contracts with customers in force | year	738	750
Energy infraestructure and Mobility [Member]
Balances under contracts with customers and other IFRS15 disclosures [Line Items]
Number of contracts with customers in force | year	138	198